Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2017
EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks) of the companies that make up the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index.
  The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures and swap agreements, that are based on:
  The S&P 500® Index;
  Companies included in the S&P 500® Index; or
  Stock indices other than but similar to the S&P 500® Index.
  The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s® (“S&P®”). However, companies are not selected for inclusion by S&P® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.
  The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the S&P 500® Index. The Fund generally uses a replication method to track the S&P 500® Index, but may exclude securities from time to time as required by the Fund’s social investment policies and restrictions. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.
  The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate perfect correlation).
  The Fund may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Trustees of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
  The Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance.
  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  Controlling Voting Interest Risk: In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
  Index Strategy Risk: There is a risk that the Fund, which is passively managed, may not perform as well as actively managed funds that select securities based on economic, financial and market analysis, because the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the S&P 500® Index. The Fund must pay various expenses, and therefore its return may differ from the S&P 500® Index’s total return, which does not reflect any expenses. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
  Index Tracking Risk: The Fund’s return may not match the return of the S&P® Index for a number of reasons, including operating and brokerage expenses incurred by the Fund, reserves of cash held by the Fund to meet redemptions, and/or lack of precise correlation with the S&P® Index.
  Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.
  Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other GuideStone Funds that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if sales of portfolio investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a small asset base, leading to an increase in the Fund’s expense ratio.
  Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  Socially Responsible Investing Risk: The Fund’s social investment policies and restrictions may prevent the Fund from investing in certain securities that comprise the S&P 500® Index, which may cause the Fund to have lower performance than the Index and contribute to a lower correlation between the performance of the Fund and the Index. See the section entitled “Additional Information Regarding the Funds” for more information on the Fund’s social investing restrictions.
  Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 15.70% 6/2009	Worst Quarter: (22.33)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
EQUITY INDEX FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.17%
1 Year	rr_ExpenseExampleYear01	$ 17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	$ 217
One Year	rr_AverageAnnualReturnYear01	12.16%
Five Years	rr_AverageAnnualReturnYear05	14.49%
Ten Years	rr_AverageAnnualReturnYear10	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
EQUITY INDEX FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	$ 542
2007	rr_AnnualReturn2007	4.95%
2008	rr_AnnualReturn2008	(37.37%)
2009	rr_AnnualReturn2009	26.14%
2010	rr_AnnualReturn2010	14.45%
2011	rr_AnnualReturn2011	2.75%
2012	rr_AnnualReturn2012	15.76%
2013	rr_AnnualReturn2013	31.95%
2014	rr_AnnualReturn2014	13.31%
2015	rr_AnnualReturn2015	0.70%
2016	rr_AnnualReturn2016	11.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
One Year	rr_AverageAnnualReturnYear01	11.84%
Five Years	rr_AverageAnnualReturnYear05	14.28%
Ten Years	rr_AverageAnnualReturnYear10	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
EQUITY INDEX FUND | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.24%	[1]
Five Years	rr_AverageAnnualReturnYear05	13.66%	[1]
Ten Years	rr_AverageAnnualReturnYear10	5.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[1]
EQUITY INDEX FUND | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.16%	[1]
Five Years	rr_AverageAnnualReturnYear05	11.40%	[1]
Ten Years	rr_AverageAnnualReturnYear10	5.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[1]
EQUITY INDEX FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.96%
Five Years	rr_AverageAnnualReturnYear05	14.66%
Ten Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.